Capital Stock (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jul. 21, 2020 shares	Jan. 31, 2022 CAD ($) Share $ / shares shares	Jan. 31, 2021 CAD ($) Share $ / shares shares	Jan. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares		109,051,292
Number of shares outstanding | shares		109,051,292	101,717,973	104,054,149
Number of units issued | shares		3,114,569
Units issued price per unit | $ / shares		$ 0.35
Proceeds from issuance of units		$ 1,090,085	$ 0
Exercise price of warrants exercisable | $ / shares		$ 0.5
Term of warrants		24 months
Expected dividend yield of warrants granted		0.00%
Risk free interest rate, warrants granted		0.29%
Expected volatility of warrans granted		131.00%
Expected life of warrants granted		2 years
Fair value of warrants issued		$ 394,681
Fair value of common shares issued		695,404
Share issue related cost		$ 3,770
Number of share options exercised | Share		3,968,750	1,455,000
Exercise price of share options exercised | $ / shares		$ 0.15	$ 0.15
Proceeds from exercise of options		$ 595,313	$ 213,250
Shares issued for consulting services (Shares) | shares		250,000	58,824
Fair value of shares issued for services		$ 36,250
Exercise of options		595,313	$ 213,250
Number of warrants exercised | Share			100,000
Weighted average exercise price of warrants exercised | $ / shares			$ 0.5
Proceeds from exercise of warrants		0	$ 50,000
Exercise of warrants			$ 50,000
Shares issued, price per share | $ / shares			$ 0.34
Consideration from shares issued			$ 20,000
Consideration from shares issued expensed to consulting services			8,333
Consideration from shares issued included in prepaid expenses			11,667
Share-based payment reserve [Member]
Disclosure of classes of share capital [line items]
Exercise of options		$ (361,284)	(108,435)
Warrant reserve [Member]
Disclosure of classes of share capital [line items]
Exercise of warrants			$ (7,481)
Cultivar JA Limited [Member]
Disclosure of classes of share capital [line items]
Number of common shares cancelled | shares			4,000,000
Option Exercise One [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share			1,355,000
Exercise price of share options exercised | $ / shares			$ 0.15
Option Exercise Two [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share			100,000
Exercise price of share options exercised | $ / shares			$ 0.1
MobileWellbeing ("MWB") [Member]
Disclosure of classes of share capital [line items]
Shares issued to acquire intangible assets, including closing | shares	50,000		50,000